UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche Limited Maturity Quality Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 11.3%
Consumer Discretionary 2.6%
Wal-Mart Stores, Inc., 5.524%, 6/1/2018	250,000	260,503
Energy 2.8%
Chevron Corp., 1.29% *, 2/28/2019	285,000	285,176
Financials 5.9%
Dexia Credit Local SA, 144A, 1.5%, 10/7/2017	345,000	344,858
USAA Capital Corp., 144A, 1.4% *, 2/1/2019	250,000	249,968
		594,826
Total Corporate Bonds (Cost $1,140,713)		1,140,505
Certificates of Deposit* 23.5%
Bank of Montreal, 1.682%, 8/11/2017	250,000	250,324
Bank of Nova Scotia, 1.58%, 2/28/2019	260,000	259,911
Citibank NA, 1.25%, 10/11/2017	275,000	274,986
Nordea Bank AB, 1.6%, 9/6/2017	320,000	320,542
Skandinaviska Enskilda Banken AB, 1.252%, 4/5/2018	200,000	200,161
State Street Bank & Trust Co., 1.618%, 7/14/2017	375,000	375,292
Toronto-Dominion Bank, 1.606%, 7/12/2017	200,000	200,147
Wells Fargo Bank NA, 1.585%, 10/13/2017	250,000	250,483
Westpac Banking Corp., 1.652%, 8/11/2017	250,000	250,309
Total Certificates of Deposit (Cost $2,379,773)		2,382,155
Commercial Paper 62.5%
Issued at Discount ** 41.7%
Bell Telephone Co., 1.373%, 8/14/2017	265,000	264,324
BPCE SA, 1.481%, 10/2/2017	150,000	149,406
Danske Corp.:
1.482%, 11/1/2017	275,000	273,355
1.683%, 2/15/2018	197,000	194,660
Ford Motor Credit Co., LLC, 1.228%, 7/6/2017	420,000	419,457
Johnson Controls International PLC, 1.166%, 6/1/2017	400,000	399,987
MetLife Short Term Funding LLC, 1.348%, 12/11/2017	375,000	372,114
National Australia Bank Ltd., 1.304%, 10/11/2017	250,000	248,934
Ontario Teachers Finance Trust, 1.225%, 6/23/2017	285,000	284,832
PG&E Corp., 1.177%, 6/6/2017	360,000	359,931
PSP Capital, Inc., 1.377%, 4/26/2018	300,000	295,991
Royal Dutch Shell PLC, 1.199%, 8/2/2017	200,000	199,669
Societe Generale SA, 1.617%, 2/2/2018	197,000	195,139
Swedbank AB, 1.183%, 7/31/2017	325,000	324,485
United Overseas Bank Ltd., 1.221%, 9/7/2017	250,000	249,291
		4,231,575
Issued at Par * 20.8%
Bank of Nova Scotia, 1.32% , 5/30/2018	225,000	225,000
Bedford Row Funding Corp., 1.259%, 4/12/2018	238,000	238,092
BNZ International Funding Ltd., 1.64%, 10/4/2017	250,000	250,479
Commonwealth Bank of Australia, 1.442%, 12/1/2017	250,000	250,514
HSBC Bank PLC, 1.62%, 9/12/2017	350,000	350,623
ING (U.S.) Funding LLC, 1.41%, 8/2/2017	300,000	300,240
Oversea-Chinese Banking Corp., Ltd., 1.214%, 6/1/2017	242,000	242,003
Thunder Bay Funding LLC, 1.244%, 9/27/2017	255,000	254,992
		2,111,943
Total Commercial Paper (Cost $6,341,307)		6,343,518
Municipal Bonds and Notes 5.4%
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 1.08% ***, 5/1/2050, LOC: Bank of China	200,000	200,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 1.1% ***, 5/1/2048, LOC: Bank of China	250,000	250,000
University of California, State Revenues, Series Y-2, 1.495% *, Mandatory Put 7/1/2017 @ 100, 7/1/2041	100,000	100,000
Total Municipal Bonds and Notes (Cost $549,902)		550,000
	Shares	Value ($)
Cash Equivalents 0.0%
Deutsche Central Cash Management Government Fund, 0.85% (a) (Cost $1,170)	1,170	1,170
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $10,412,865) †	102.7	10,417,348
Other Assets and Liabilities, Net	(2.7)	(273,696)
Net Assets	100.0	10,143,652

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly and are shown at their current rates as of May 31, 2017. Maturity date shown is the final maturity date.
†	The cost for federal income tax purposes was $10,412,865. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $4,483. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,070.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$1,140,505	$—	$1,140,505
Certificates of Deposit	—	2,382,155	—	2,382,155
Commercial Paper (b)	—	6,343,518	—	6,343,518
Municipal Bonds and Notes	—	550,000	—	550,000
Short-Term Investments	1,170	—	—	1,170
Total	$1,170	$10,416,178	$—	$10,417,348

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Limited Maturity Quality Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017